Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
13.1 Trade and other payables

Accounting policies

Accounting policies for Trade and other payables are described in Note 12, ‘‘Financial Liabilities.’’

Accrued expenses

Taking into account the time lag between the time at which treatment costs are incurred in studies or clinical trials and the time at which such costs are invoiced, the Company estimates an amount of accrued expenses to record in the financial statements at each reporting date.

The treatment costs for patients were estimated for each study based on contracts signed with clinical research centers conducting the trials, taking into account the length of the treatment and the date of injection of each patient. The total amount estimated for each study has been reduced by the amount of invoices received at the closing date.

Details of trade and other payables

	As of December 31,
(in thousands of euros)	2021	2020
Accrued expenses - clinical trials	1,486	1,532
Trade payables & other accruals	4,996	5,574
Total trade and other payables	6,482	7,106
Trade payables are not discounted, as none of the amounts were due in more than one year.
Other trade payables include €447 thousand of costs relating to the ICON contract not yet paid, as of December 31, 2021.

13.2 Other current liabilities

	As of December 31,
(in thousands of euros)	2021	2020
Tax liabilities	258	283
Payroll tax and other payroll liabilities	4,820	6,248
Other payables	453	491
Other current liabilities	5,531	7,022
Payroll tax and other payroll liabilities consist primarily of payroll taxes, namely the employer costs to be paid on free shares, accrued bonuses, vacation days and related social charges.

Payroll tax and other payroll liabilities decreased by €1.4 million from €6.2 million as of December 31, 2020 to €4.8 million as of December 31, 2021 as a result of the decrease in social charges accrual related to free shares and to bonuses.

13.3 Deferred revenues and contract liabilities

	As of December 31,
(in thousands of euros)	2021	2020
Deferred revenues and contract liabilities	16,518	—
Deferred revenues and contract liabilities	16,518	—

Change in deferred revenues and contract liabilities as of December 31, 2021 consists of contract liabilities relating to the LianBio contract in the amount of €16.5 million, accounted for in accordance with IFRS 15. See Note 15 Revenues and other income for more details.